UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     April 23, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $126,643 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL RES INC                    COM              001204106     1307    30600 SH       SOLE                    30600        0        0
BAKER HUGHES INC               COM              057224107     6088    92065 SH       SOLE                    92065        0        0
BJ SVCS CO                     COM              055482103     4986   178695 SH       SOLE                   178695        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     6411   102100 SH       SOLE                   102100        0        0
COMPLETE PRODUCTION SERVICES   COM              20453E109     1881    94500 SH       SOLE                    94500        0        0
CONOCOPHILLIPS                 COM              20825C104     5078    74300 SH       SOLE                    74300        0        0
CONSOL ENERGY INC              COM              20854P109     3486    89100 SH       SOLE                    89100        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     1304    15000 SH       SOLE                    15000        0        0
DUKE ENERGY CORP NEW           COM              26441C105     3148   155150 SH       SOLE                   155150        0        0
ENERGEN CORP                   COM              29265N108     7379   145000 SH       SOLE                   145000        0        0
ENTERGY CORP NEW               COM              29364G103     6631    63200 SH       SOLE                    63200        0        0
EXELON CORP                    COM              30161N101      687    10000 SH       SOLE                    10000        0        0
GRANT PRIDECO INC              COM              38821G101     4896    98225 SH       SOLE                    98225        0        0
HALLIBURTON CO                 COM              406216101     6043   190400 SH       SOLE                   190400        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     5958   159775 SH       SOLE                   159775        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106     1304    45500 SH       SOLE                    45500        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100     3396   588500 SH       SOLE                   588500        0        0
KBR INC                        COM              48242W106     1282    63000 SH       SOLE                    63000        0        0
MCDERMOTT INTL INC             COM              580037109     6277   128150 SH       SOLE                   128150        0        0
NATCO GROUP INC                CL A             63227W203     1148    33650 SH       SOLE                    33650        0        0
NOBLE CORPORATION              SHS              G65422100     2687    34150 SH       SOLE                    34150        0        0
OIL STS INTL INC               COM              678026105     3835   119500 SH       SOLE                   119500        0        0
QUESTAR CORP                   COM              748356102     6213    69640 SH       SOLE                    69640        0        0
SCHLUMBERGER LTD               COM              806857108     5634    81530 SH       SOLE                    81530        0        0
SMITH INTL INC                 COM              832110100     4680    97395 SH       SOLE                    97395        0        0
SPECTRA ENERGY CORP            COM              847560109     2035    77450 SH       SOLE                    77450        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     3338    96850 SH       SOLE                    96850        0        0
TETRA TECHNOLOGIES INC DEL     COM              88162F105     3233   130850 SH       SOLE                   130850        0        0
TRANSOCEAN INC                 ORD              G90078109     3900    47735 SH       SOLE                    47735        0        0
UNIT CORP                      COM              909218109     1879    37150 SH       SOLE                    37150        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     6793   150625 SH       SOLE                   150625        0        0
WILLIAMS COS INC DEL           COM              969457100     3726   130935 SH       SOLE                   130935        0        0